SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Note 15. SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2022, up through the date the consolidated financial statements were issued. During this period, the Company did not have any material subsequent events required to be disclosed as of and for the period ended December 31, 2022.